Intangible assets, net (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Intangible assets, net		$ 5,247,752	$ 2,198,430
Less: accumulated amortization		(1,986,074)	(1,473,622)
Licensed software [Member]
Intangible assets, net		2,822,063	1,289,897
Capitalized development cost [Member]
Intangible assets, net		3,932,617	1,929,767
Platform system [Member]
Intangible assets, net		43,831	41,081
Land use rights [Member]
Intangible assets, net	[1]	$ 435,315	$ 411,307

[1]	*On June 3, 2015, Infobird Guiyang signed a cloud computing development agreement with the local Guiyang government to promote development of the local cloud computing industry. See construction in progress in Note 5. The Company obtained land use rights in Guiyang, China for 9,760.8 square meters of land for approximately $4.7 million (RMB 32,532,746) through public bidding. The land is for building of technology related infrastructure only. In return, the Guiyang government will subsidize the cost of land through a form of cash grant in the amount of approximately $4.5 million (RMB 31,068,626). The Company received such grant in 2015. The grant was given to promote the local cloud computing industry, there are no services to perform on the part of the Company and the grant was given without restriction. The only condition is that the land use right acquired was to be used for the cloud computing industry only. The Company recorded the grant as a reduction of the related land use rights.